Financial Instruments and Risk Management - Summary of Assets By Fair Value Hierarchy (Details) $ in Millions	Jun. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement	$ 133.3
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement	0.0
Interest rate swaps	0.0
Other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement	0.0
Interest rate swaps	35.5
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement	133.3
Interest rate swaps	$ 0.0